American Century Investments®
Quarterly Portfolio Holdings
NT Heritage Fund
January 31, 2020

NT Heritage - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 1.4%
TransDigm Group, Inc.	12,226	7,864,741
Auto Components — 1.1%
Aptiv plc	76,097	6,452,265
Beverages — 2.1%
Brown-Forman Corp., Class B	42,656	2,885,252
Constellation Brands, Inc., Class A	46,595	8,773,838
		11,659,090
Biotechnology — 2.8%
Argenx SE ADR(1)	15,289	2,206,050
Exact Sciences Corp.(1)	71,533	6,672,598
Immunomedics, Inc.(1)	199,484	3,704,418
Sage Therapeutics, Inc.(1)	21,992	1,457,630
Turning Point Therapeutics, Inc.(1)	34,870	2,039,895
		16,080,591
Building Products — 1.4%
Fortune Brands Home & Security, Inc.	116,590	8,010,899
Capital Markets — 5.7%
LPL Financial Holdings, Inc.	137,788	12,694,408
MSCI, Inc.	33,566	9,593,163
S&P Global, Inc.	23,293	6,841,853
Tradeweb Markets, Inc., Class A	73,389	3,389,104
		32,518,528
Chemicals — 0.5%
Albemarle Corp.	36,944	2,965,864
Commercial Services and Supplies — 1.0%
Waste Management, Inc.	48,734	5,930,928
Communications Equipment — 2.5%
Arista Networks, Inc.(1)	33,322	7,442,135
F5 Networks, Inc.(1)	56,255	6,869,861
		14,311,996
Construction Materials — 1.1%
Vulcan Materials Co.	42,144	5,968,855
Containers and Packaging — 1.1%
Ball Corp.	83,491	6,026,380
Distributors — 1.4%
LKQ Corp.(1)	250,834	8,198,509
Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(1)	39,611	6,485,509
Electrical Equipment — 3.7%
AMETEK, Inc.	126,175	12,257,901
nVent Electric plc	141,097	3,513,315
Sensata Technologies Holding plc(1)	110,344	5,215,961
		20,987,177

Electronic Equipment, Instruments and Components — 2.6%
Cognex Corp.	140,274	7,149,766
Keysight Technologies, Inc.(1)	80,116	7,449,987
		14,599,753
Entertainment — 2.6%
Live Nation Entertainment, Inc.(1)	113,000	7,702,080
Take-Two Interactive Software, Inc.(1)	56,264	7,012,745
		14,714,825
Equity Real Estate Investment Trusts (REITs) — 3.0%
SBA Communications Corp.	69,008	17,221,637
Health Care Equipment and Supplies — 6.2%
DexCom, Inc.(1)	16,340	3,933,855
Masimo Corp.(1)	39,710	6,774,526
ResMed, Inc.	44,517	7,076,867
Teleflex, Inc.	34,535	12,830,098
Varian Medical Systems, Inc.(1)	30,949	4,350,501
		34,965,847
Health Care Providers and Services — 3.9%
Centene Corp.(1)	124,178	7,799,620
Encompass Health Corp.	182,081	14,025,700
		21,825,320
Hotels, Restaurants and Leisure — 4.6%
Chipotle Mexican Grill, Inc.(1)	10,521	9,119,182
Hilton Worldwide Holdings, Inc.	58,814	6,340,149
Las Vegas Sands Corp.	45,555	2,975,197
Planet Fitness, Inc., Class A(1)	96,444	7,791,711
		26,226,239
Interactive Media and Services — 2.2%
Twitter, Inc.(1)	389,270	12,643,490
IT Services — 10.0%
Fiserv, Inc.(1)	267,668	31,748,102
FleetCor Technologies, Inc.(1)	38,806	12,232,815
Square, Inc., Class A(1)	173,339	12,946,690
		56,927,607
Life Sciences Tools and Services — 2.1%
Bruker Corp.	135,406	6,698,535
Mettler-Toledo International, Inc.(1)	7,124	5,394,150
		12,092,685
Machinery — 3.3%
Graco, Inc.	70,686	3,756,961
Ingersoll-Rand plc	70,202	9,353,012
Parker-Hannifin Corp.	29,059	5,686,556
		18,796,529
Personal Products — 0.8%
Shiseido Co. Ltd.	69,800	4,510,654
Pharmaceuticals — 0.8%
Catalent, Inc.(1)	70,013	4,277,794
Professional Services — 3.4%
CoStar Group, Inc.(1)	4,787	3,125,863

IHS Markit Ltd.(1)	88,446	6,974,852
Verisk Analytics, Inc.	57,671	9,369,807
		19,470,522
Road and Rail — 1.3%
J.B. Hunt Transport Services, Inc.	65,701	7,091,109
Semiconductors and Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	243,439	11,441,633
Applied Materials, Inc.	186,203	10,797,912
Marvell Technology Group Ltd.	165,652	3,982,274
Micron Technology, Inc.(1)	101,952	5,412,632
Xilinx, Inc.	24,143	2,039,600
		33,674,051
Software — 12.1%
Atlassian Corp. plc, Class A(1)	52,242	7,679,574
Cadence Design Systems, Inc.(1)	154,138	11,114,891
Coupa Software, Inc.(1)	32,965	5,312,310
Envestnet, Inc.(1)	25,581	2,017,573
Palo Alto Networks, Inc.(1)	29,440	6,911,923
Paycom Software, Inc.(1)	28,760	9,150,282
Proofpoint, Inc.(1)	54,965	6,750,252
RingCentral, Inc., Class A(1)	42,204	8,676,298
Splunk, Inc.(1)	69,079	10,725,206
		68,338,309
Specialty Retail — 4.1%
Burlington Stores, Inc.(1)	45,455	9,885,099
Five Below, Inc.(1)	62,997	7,132,520
Floor & Decor Holdings, Inc., Class A(1)	125,468	6,186,827
		23,204,446
Textiles, Apparel and Luxury Goods — 1.1%
lululemon athletica, Inc.(1)	25,306	6,058,003
Trading Companies and Distributors — 0.8%
Univar Solutions, Inc.(1)	197,903	4,264,810
TOTAL COMMON STOCKS (Cost $426,435,069)		554,364,962
EXCHANGE-TRADED FUNDS — 0.8%
SPDR S&P Oil & Gas Exploration & Production ETF (Cost $6,174,702)	217,385	4,165,096
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 7.875%, 2/15/21 - 2/15/49, valued at $11,106,046), in a joint trading account at 1.35%, dated 1/31/20, due 2/3/20 (Delivery value $10,873,223)		10,872,000
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/45, valued at $593,619), at 0.65%, dated 1/31/20, due 2/3/20 (Delivery value $578,031)		578,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,522	5,522
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,455,522)		11,455,522
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $444,065,293)		569,985,580
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,694,354)
TOTAL NET ASSETS — 100.0%		$567,291,226

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	21,337,560	USD	198,236	Bank of America N.A.	3/31/20	$(715)
JPY	29,085,660	USD	265,416	Bank of America N.A.	3/31/20	3,829
JPY	27,640,800	USD	254,290	Bank of America N.A.	3/31/20	1,581
JPY	11,307,600	USD	104,208	Bank of America N.A.	3/31/20	466
USD	4,689,886	JPY	510,202,800	Bank of America N.A.	3/31/20	(33,055)
USD	103,852	JPY	11,370,420	Bank of America N.A.	3/31/20	(1,404)
USD	98,174	JPY	10,679,400	Bank of America N.A.	3/31/20	(685)
						$(29,983)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	549,854,308	4,510,654	—
Exchange-Traded Funds	4,165,096	—	—
Temporary Cash Investments	5,522	11,450,000	—
	554,024,926	15,960,654	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	5,876	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	35,859	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.